BORROWING, FINANCING AND DEBENTURES - Schedule of maturity analysis for non-current borrowings (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	R$ 5,947,858	R$ 13,261,135
2025 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	101,577	1,763,902
2026 [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures		11,497,233
2027 onwards [member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, financing and debentures	R$ 5,846,281